Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Registrant Name	Xanadu Quantum Technologies Limited
Amendment Flag	false
Central Index Key	0002097163
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2026